Significant Accounting Policies (Details) - Schedule of Translation of Amounts	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
HK [Member] | Balance sheet items, except for equity accounts [Member]
Balance sheet items, except for equity accounts:
Exchange rates	HK$7.84 to US$1	HK$7.85 to US$1
RMB [Member] | Balance sheet items, except for equity accounts [Member]
Balance sheet items, except for equity accounts:
Exchange rates	RMB7.26 to US$1	RMB6.70 to US$1
VND [Member] | Balance sheet items, except for equity accounts [Member]
Balance sheet items, except for equity accounts:
Exchange rates	VND23,583 to US$1	VND23,263 to US$1
Statement of operations and cash flow [Member] | HK [Member]
Balance sheet items, except for equity accounts:
Exchange rates	HK$7.84 to US$1	HK$7.80 to US$1	HK$7.76 to US$1
Statement of operations and cash flow [Member] | RMB [Member]
Balance sheet items, except for equity accounts:
Exchange rates	RMB 6.95 to US$1	RMB 6.45 to US$1	RMB 6.62 to US$1
Statement of operations and cash flow [Member] | VND [Member]
Balance sheet items, except for equity accounts:
Exchange rates	VND23,706 to US$1	VND22,860 to US$1	VND23,068 to US$1